Leases - Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	€ 445	€ 530	€ 32
Expenses relating to short-term leases	3	161	428
Depreciation of Right of Use assets	€ 874	€ 950	€ 454